Critical Accounting Estimates and Judgements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Accounting Estimates [Abstract]
Net intangible assets	$ 21,442	$ 24,732
Provisions for warranties	5,801	6,557
Provisions for inventories	$ 22,829	$ 13,186